Average Annual Total Returns - DWS Tax Exempt Money Fund - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Money Fund	Class Inception	1 Year	5 Years	10 Years
Total	Mar. 19, 2007	0.46%	0.79%	0.41%